Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000020574
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Core Bond Fund-Investor Class
Without Sales Load [Member] | C000020574
Average Annual Return [Line Items]
Average Annual Return, Percent		5.32%	(1.09%)	1.17%
VALUELINE INDEX: BLOOMBERG U.S. AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%